Long-Term Debt - Summary of Amended Credit Agreement and BNDES Agreements (Details) $ in Thousands, BRL in Millions	Aug. 25, 2017 USD ($)	Aug. 25, 2017 BRL	Aug. 26, 2016 USD ($)	Aug. 26, 2016 BRL
Debt Instrument [Line Items]
Long-term debt, gross	$ 185,832
Unamortized debt discount	(3,267)		$ (1,716)
Unamortized debt issuance costs	(5,274)		(2,432)
Net amount	177,291		242,703
Current portion of long-term debt	(22,841)		(17,116)
Long-term debt	154,450		225,587
Senior Secured Credit Agreement | Term Loan
Debt Instrument [Line Items]
Long-term debt, gross	165,000		218,760
BNDES 2013 Credit Agreement
Debt Instrument [Line Items]
Long-term debt, gross	8,185	BRL 25.6	11,785	BRL 38.2
BNDES 2014 Credit Agreement
Debt Instrument [Line Items]
Long-term debt, gross	$ 12,647	BRL 39.6	$ 16,306	BRL 52.8